27. Share-based payments (Details)	12 Months Ended
	Dec. 31, 2019 shares Year R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval Date	Dec. 31, 2019
Total options granted	18,820,752
Number of options outstanding	7,660,855
Restricted Shares Plan One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2016
Approval Date	Jun. 30, 2016
Restricted Shares Plan Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2017
Approval Date	Aug. 08, 2017
Restricted Shares Plan Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2018
Approval Date	May 24, 2018
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted	2,732,163
Exercise price of the option (in Reais) | R$ / shares	R$ 25.40
Smiles S.A. ("Smiles") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval Date	Dec. 31, 2019
Total options granted	3,508,043
Exercise Prices R$ 20.65 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2010	[1]
Approval Date	Feb. 02, 2010	[1]
Total options granted	2,774,640	[1]
Number of options outstanding	245,007	[1]
Exercise price of the option (in Reais) | R$ / shares	R$ 20.65	[1]
Fair value at grant date (in Reais) | R$ / shares	R$ 16.81	[1]
Estimate volatility of share price	77.95%	[1]
Expected dividend yield	2.73%	[1]
Risk-free return rate	8.65%	[1]
Average remaining maturity (in years) | Year	0.1	[1]
Exercise Prices R$ 27.83 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2011
Approval Date	Dec. 20, 2010
Total options granted	2,722,444
Number of options outstanding	484,009
Exercise price of the option (in Reais) | R$ / shares	R$ 27.83
Fair value at grant date (in Reais) | R$ / shares	R$ 16.07	[2]
Estimate volatility of share price	44.55%
Expected dividend yield	0.47%
Risk-free return rate	10.25%
Average remaining maturity (in years) | Year	0.8
Exercise Prices R$ 12.81 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2012
Approval Date	Oct. 19, 2012
Total options granted	778,912
Number of options outstanding	205,716
Exercise price of the option (in Reais) | R$ / shares	R$ 12.81
Fair value at grant date (in Reais) | R$ / shares	R$ 5.32	[3]
Estimate volatility of share price	52.25%
Expected dividend yield	2.26%
Risk-free return rate	9.00%
Average remaining maturity (in years) | Year	2.7
Exercise Prices R$ 12.76 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2013
Approval Date	May 13, 2013
Total options granted	802,296
Number of options outstanding	220,413
Exercise price of the option (in Reais) | R$ / shares	R$ 12.76
Fair value at grant date (in Reais) | R$ / shares	R$ 6.54	[4]
Estimate volatility of share price	46.91%
Expected dividend yield	2.00%
Risk-free return rate	7.50%
Average remaining maturity (in years) | Year	3.3
Exercise Prices R$ 11.31 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2014
Approval Date	Aug. 12, 2014
Total options granted	653,130
Number of options outstanding	197,661
Exercise price of the option (in Reais) | R$ / shares	R$ 11.31
Fair value at grant date (in Reais) | R$ / shares	R$ 7.98	[5]
Estimate volatility of share price	52.66%
Expected dividend yield	3.27%
Risk-free return rate	11.00%
Average remaining maturity (in years) | Year	4.5
Exercise Prices R$ 9.35 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2015
Approval Date	Aug. 11, 2015
Total options granted	1,930,844
Number of options outstanding	601,793
Exercise price of the option (in Reais) | R$ / shares	R$ 9.35
Fair value at grant date (in Reais) | R$ / shares	R$ 3.37	[6]
Estimate volatility of share price	55.57%
Expected dividend yield	5.06%
Risk-free return rate	13.25%
Average remaining maturity (in years) | Year	5.5
Exercise Prices R$ 2.62 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2016
Approval Date	Jun. 30, 2016
Total options granted	5,742,732
Number of options outstanding	3,172,111
Exercise price of the option (in Reais) | R$ / shares	R$ 2.62
Fair value at grant date (in Reais) | R$ / shares	R$ 1.24	[7]
Estimate volatility of share price	98.20%
Expected dividend yield	6.59%
Risk-free return rate	14.25%
Average remaining maturity (in years) | Year	6.4
Exercise Prices R$ 8.44 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2017
Approval Date	Aug. 08, 2017
Total options granted	947,767
Number of options outstanding	548,604
Exercise price of the option (in Reais) | R$ / shares	R$ 8.44
Fair value at grant date (in Reais) | R$ / shares	R$ 7.91	[8]
Estimate volatility of share price	80.62%
Expected dividend yield	1.17%
Risk-free return rate	11.25%
Average remaining maturity (in years) | Year	7.6
Exercise Prices R$ 20.18 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2018
Approval Date	May 24, 2018
Total options granted	718,764
Number of options outstanding	478,935
Exercise price of the option (in Reais) | R$ / shares	R$ 20.18
Fair value at grant date (in Reais) | R$ / shares	R$ 12.68	[9]
Estimate volatility of share price	55.58%
Expected dividend yield	0.60%
Risk-free return rate	6.50%
Average remaining maturity (in years) | Year	8.4
Exercise Prices R$ 25.40 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2019
Approval Date	Dec. 11, 2019
Total options granted	1,749,223
Number of options outstanding	1,506,606
Exercise price of the option (in Reais) | R$ / shares	R$ 25.40
Fair value at grant date (in Reais) | R$ / shares	R$ 12.10	[10]
Estimate volatility of share price	61.98%
Expected dividend yield	3.17%
Risk-free return rate	9.00%
Average remaining maturity (in years) | Year	9.3

[1]	In April 2010, a complementary grant of 101,894 shares was approved, referring to the 2010 plan.
[2]	Fair value calculated by the average of R$16.92, R$16.11 and R$15.17 for the respective vesting periods (2011, 2012 and 2013).
[3]	Fair value calculated by the average of R$6.04, R$5.35 and R$4.56 for the respective vesting periods (2012, 2013 and 2014).
[4]	Fair value calculated by the average of R$7.34, R$6.58 and R$5.71 for the respective vesting periods (2013, 2014 and 2015).
[5]	Fair value calculated by the average of R$8.20, R$7.89 and R$7.85 for the respective vesting periods (2014, 2015 and 2016).
[6]	Fair value calculated by the average of R$3.61, R$3.30 and R$3.19 for the respective vesting periods (2015, 2016 and 2017).
[7]	On July 27, 2016, 900,000 shares were granted in addition to the 2016 plan. The fair value was calculated by the average of R$1.29, R$1.21 and R$1.22 for the respective vesting periods (2017, 2018 and 2019).
[8]	Fair value calculated by the average of R$8.12, R$7.88 and R$7.72 for the respective vesting periods (2017, 2018 and 2019).
[9]	Fair value calculated by the average of R$13.26, R$12.67 and R$12.11 for the respective vesting periods (2018, 2019 and 2020).
[10]	Fair value calculated by the average of R$12.90, R$12.32 and R$11.65 for the respective vesting periods (2019, 2020 and 2021).